Financial Risk Management - Schedule of Exposure to Foreign Currency Risk (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Schedule of Exposure to Foreign Currency Risk [Line Items]
Cash and cash equivalents	$ 4,138,074			$ 29,116,835			$ 18,575,040	$ 11,699,066
Trade payables	10,531,800			9,340,993
Foreign Currency Risk [Member]
Schedule of Exposure to Foreign Currency Risk [Line Items]
Cash and cash equivalents	89,600			2,994,099
Trade receivables	1,211,798
Trade payables	4,300,500	35,315	277,820	5,482,682	231,930	57,897
Total exposure	$ 5,601,898	£ 35,315	€ 277,820	$ 8,476,781	£ 231,930	€ 57,897